Dreyfus Founders International Equity Fund

Pursuing long-term growth of capital through investments in foreign securities

PROSPECTUS May 1, 2003

CLASS A, B, C, R AND T SHARES

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                  Dreyfus Founders International Equity Fund
                                       -------------------------------------
                                       Ticker Symbols      CLASS A: FOIAX
                                                           CLASS B: FOIDX
                                                           CLASS C: FOICX
                                                           CLASS R: FOIRX
                                                           CLASS T: FOIUX

Contents

The Fund
--------------------------------------------------------------------------------
Investment Approach                                            INSIDE COVER
Main Risks                                                                1
Past Performance                                                          2
Expenses                                                                  3
More About Investment Objective, Strategies and Risks                     4
Management                                                                6
Financial Highlights                                                      7

Your Investment
--------------------------------------------------------------------------------
Account Policies                                                         12
Distributions and Taxes                                                  17
Services for Fund Investors                                              18
Instructions for Regular Accounts                                        19
Instructions for IRAs                                                    21

For More Information
--------------------------------------------------------------------------------

INFORMATION ON THE FUND'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

INVESTMENT APPROACH


The fund, an international fund, seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of its net assets in foreign equity securities from a minimum of three countries outside the United States, including both established and emerging economies. The fund's policy of normally investing at least 80% of its net assets in foreign equity securities may not be changed unless at least 60 days' prior notice of the change is given to fund shareholders. The fund will not invest more than 50% of its assets in the securities of any one foreign country. Although the fund intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S.-based companies.


Founders Asset Management LLC ("Founders") manages the fund using a "growth style" of investing. Founders uses a consistent, "bottom-up" approach to build equity portfolios, searching for companies whose fundamental strengths suggest the potential to provide superior earnings growth over time.

Key concepts

The fund offers multiple classes of shares. This prospectus describes shares of Classes A, B, C, R and T. The fund's other class of shares, Class F, is offered by a separate prospectus and is generally available only to shareholders who have continuously maintained a Class F account with any Dreyfus Founders fund since December 30, 1999. All share classes of the fund invest in the same underlying portfolio of securities and have the same management team. However, because of different charges, fees and expenses, the performance of the fund's share classes will vary.

MAIN RISKS

The primary risks of investing in this fund are:

*    FOREIGN   INVESTMENT  RISK.   Investments  in  foreign  securities  involve
     different risks than U.S. investments. These risks include:

* MARKET RISK. Foreign markets have substantially less trading volume than U.S. markets, and are not generally as liquid as, and may be more volatile than, those in the United States. Brokerage commissions and other transaction costs are generally higher than in the United States, and settlement periods are longer.

* REGULATORY RISK. There may be less governmental supervision of foreign stock exchanges, securities brokers, and issuers of securities, and less public information about foreign companies. Also, accounting, auditing, and financial reporting standards are generally less uniform than in the United States. Exchange control regulations or currency restrictions could prevent cash from being brought back to the United States. The fund may be subject to withholding taxes and could experience difficulties in pursuing legal remedies and collecting judgments.

* CURRENCY RISK. The fund's assets are invested primarily in foreign securities. Since substantially all of its revenue is received in foreign currencies, the fund's net asset value will be affected by changes in currency exchange rates to a greater extent than funds investing primarily in domestic securities. The fund pays dividends, if any, in U.S. dollars and incurs currency conversion costs.

* POLITICAL RISK. Foreign investments may be subject to expropriation or confiscatory taxation; limitations on the removal of cash or other assets of the fund; and political, economic, or social instability.

* SECTOR RISK. The fund may overweight or underweight certain market sectors, which may cause the fund's performance to be more or less sensitive to developments affecting those sectors.

* INITIAL PUBLIC OFFERINGS. The fund may invest in initial public offerings ("IPOs"). Part of the fund's historical performance is due to the purchase of securities sold in IPOs. The effect of IPOs on the fund's performance depends on a variety of factors, including the number of IPOs in which the fund invests, whether and to what extent a security purchased in an IPO appreciates in value, and the asset base of the fund. There is no guarantee that the fund's investments in IPOs, if any, will continue to have a similar impact on performance.

Key concepts

INTERNATIONAL FUND: a type of mutual fund that generally invests in securities traded anywhere in the world, except the United States.

GROWTH COMPANIES: companies whose earnings are expected to grow faster than the overall market.

FOREIGN SECURITIES: securities of issuers, wherever organized, that have their principal business activities outside of the United States. Founders considers where the issuer's assets are located, whether the majority of the issuer's gross income is earned outside of the United States, or whether the issuer's principal stock exchange listing is outside of the United States.

                                                                The Fund       1

PAST PERFORMANCE

The following information illustrates the risks of investing in the fund. The bar chart shows the fund's Class A performance from year to year. The performance figures do not reflect sales loads, and would be lower if they did. All performance figures reflect the reinvestment of dividends and capital gain distributions. Past performance is no guarantee of future results.
--------------------------------------------------------------------------------
Year-by-year total returns AS OF 12/31 EACH YEAR (%)

CLASS A SHARES
[Exhibit A]

BEST QUARTER:                    Q4 '01                         +8.55%
WORST QUARTER:                   Q3 '02                        -22.45%

The following table compares the performance of each share class to the performance of appropriate broad-based indexes. These returns include applicable sales loads, and reflect the reinvestment of dividends and capital gain distributions. Past performance, both before and after taxes, is no guarantee of future results.

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

Average annual total returns AS OF 12/31/02
                                                                    Since
Share class                                 1 Year                inception*
--------------------------------------------------------------------------------
CLASS A
RETURNS BEFORE TAXES                        -32.30%                 -27.07%
CLASS A RETURNS AFTER TAXES
ON DISTRIBUTIONS                            -32.35%                 -28.00%
CLASS A RETURNS AFTER TAXES
ON DISTRIBUTIONS AND
SALE OF FUND SHARES                         -19.84%                 -20.05%
CLASS B
RETURNS BEFORE TAXES                        -31.62%                 -26.85%
CLASS C
RETURNS BEFORE TAXES                        -29.52%                 -26.22%
CLASS R
RETURNS BEFORE TAXES                        -28.10%                 -25.47%
CLASS T
RETURNS BEFORE TAXES                        -31.61%                 -26.95%
MORGAN STANLEY CAPITAL
INTERNATIONAL WORLD
EX U.S. INDEX                               -15.80%                 -16.92%
MORGAN STANLEY CAPITAL INTERNATIONAL
ALL-COUNTRY WORLD
EX U.S. FREE INDEX                          -14.95%                 -16.69%

* INCEPTION DATE 12/31/99.

THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) WORLD EX U.S. INDEX IS AN AVERAGE OF THE PERFORMANCE OF SELECTED SECURITIES LISTED ON THE STOCK EXCHANGES OF EUROPE, CANADA, AUSTRALIA, NEW ZEALAND AND THE FAR EAST. THE MSCI ALL-COUNTRY WORLD EX U.S. FREE INDEX MEASURES THE PERFORMANCE OF EQUITY SECURITIES IN BOTH EMERGING AND DEVELOPED MARKETS OUTSIDE THE UNITED STATES. ONLY SECURITIES AVAILABLE TO FOREIGN (NON-LOCAL) INVESTORS ARE INCLUDED.

After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's individual tax situation and may differ from those shown. The after-tax return information shown above does not apply to fund shares held through tax-deferred accounts, such as 401(k) plans or individual retirement accounts.

EXPENSES

As a fund shareholder, you pay certain fees and expenses in connection with the fund, which are described in the table below.

Fee table

                                                            CLASS A        CLASS B         CLASS C        CLASS R        CLASS T
------------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION FEES (FEES PAID FROM YOUR ACCOUNT)
Maximum front-end sales charge on purchases
AS A % OF OFFERING PRICE                                      5.75            NONE           NONE           NONE           4.50
Maximum contingent deferred sales charge (CDSC)
AS A % OF PURCHASE OR SALE PRICE, WHICHEVER IS LESS         NONE(1)           4.00           1.00           NONE         NONE(1)
------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES PAID FROM FUND ASSETS)
% OF AVERAGE DAILY NET ASSETS
Management fees                                               0.75            0.75           0.75           0.75           0.75
Rule 12b-1 fee                                                NONE            0.75           0.75           NONE           0.25
Shareholder services fee                                      0.25            0.25           0.25           NONE           0.25
Other expenses(2,3)                                           0.97            0.92           1.03           0.75           1.84
------------------------------------------------------------------------------------------------------------------------------------
EXPENSE REIMBURSEMENT(4)                                     (0.57)          (0.52)         (0.63)         (0.35)         (1.44)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES(4)                       1.40            2.15           2.15           1.15           1.65

(1) SHARES BOUGHT WITHOUT AN INITIAL SALES CHARGE AS PART OF AN INVESTMENT OF $1 MILLION OR MORE MAY BE CHARGED A CDSC OF 1.00% IF REDEEMED WITHIN ONE YEAR.

(2) THESE EXPENSES INCLUDE CUSTODIAN, TRANSFER AGENCY AND ACCOUNTING AGENT FEES, AND OTHER CUSTOMARY FUND EXPENSES.

(3) RESTATED TO REFLECT CURRENT ACCOUNTING AND STATE REGISTRATION FEES.

(4) FOUNDERS HAS AGREED TO PERMANENTLY LIMIT THE TOTAL EXPENSES OF THE FUND PURSUANT TO A CONTRACTUAL COMMITMENT SO THAT TOTAL ANNUAL FUND OPERATING EXPENSES WILL NOT EXCEED CLASS A - 1.40%; CLASS B AND C - 2.15%; CLASS R - 1.15% AND CLASS T - 1.65%.

Expense example

                                               1 Year               3 Years             5 Years              10 Years
------------------------------------------------------------------------------------------------------------------------------------
CLASS A                                        $709                $993                 $1,297               $2,158
CLASS B
WITH REDEMPTION                                $618                $973                 $1,354               $2,117*
WITHOUT REDEMPTION                             $218                $673                 $1,154               $2,117*
CLASS C
WITH REDEMPTION                                $318                $673                 $1,154               $2,483
WITHOUT REDEMPTION                             $218                $673                 $1,154               $2,483
CLASS R                                        $117                $365                 $633                 $1,398
CLASS T                                        $610                $947                 $1,307               $2,317

* ASSUMES CONVERSION OF CLASS B TO CLASS A AT END OF THE SIXTH YEAR FOLLOWING THE DATE OF PURCHASE.

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual return and expenses will be different, the example is for comparison only. These examples are based on total annual fund operating expenses (with all reimbursements and waivers), which reflect Founders' permanent management fee waiver and expense limitation.

Key concepts

MANAGEMENT FEE: the fee paid to Founders for managing the fund's portfolio and assisting in other aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor to finance the sale and distribution of Class B, Class C, and Class T shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: the fee paid to the fund's distributor for providing shareholder services.

CONTINGENT DEFERRED SALES CHARGE (CDSC): a back-end sales charge payable if shares are redeemed within a certain time period.

                                                                     The Fund  3

MORE ABOUT INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

This section discusses other investment strategies used by the fund and provides in more detail the risks associated with those strategies. The Statement of Additional Information contains more detailed information about the fund's investment policies and risks.

Other portfolio investments and strategies

ADRS.  The  fund  may  invest  in  American  Depositary  Receipts  and  American
Depositary Shares (collectively, "ADRs") as a way to invest in foreign securities. ADRs are receipts representing shares of a foreign corporation held by a U.S. bank that entitle the holder to all dividends and capital gains on the underlying foreign shares. ADRs are typically denominated in U.S. dollars and trade in the U.S. securities markets. ADRs are subject to many of the same risks as direct investments in foreign securities. These risks include fluctuations in currency exchange rates, potentially unstable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.

DERIVATIVE INSTRUMENTS. Unlike stocks or bonds that represent actual ownership of the equity or debt of an issuer, derivatives are instruments that derive their value from an underlying security, index, or other financial instrument. Derivatives may be used for the following purposes: to hedge risks inherent in a fund's portfolio, to enhance the potential return of a portfolio, to diversify a portfolio, to equitize cash, to reduce transaction costs associated with managing a portfolio, and/or to implement a fund's investment strategy through investments that may be more tax-efficient than a direct equity investment. Derivatives the fund may use include futures contracts and forward contracts, and purchasing and/or writing (selling) put and call options on securities, securities indexes, futures contracts, and foreign currencies. The fund has limits on the use of derivatives and is not required to use them in seeking its investment objectives.

Certain strategies may hedge all or a portion of the fund's portfolio against price fluctuations. Other strategies, such as buying futures and call options, would tend to protect the fund against increases in the prices of securities or other instruments the fund intends to buy. Forward contracts, futures contracts and options may be used to try to manage foreign currency risks on the fund's foreign investments. Options trading may involve the payment of premiums and has special tax effects on the fund.

There are special risks in using particular derivative strategies. Using derivatives can cause the fund to lose money on its investments and/or increase the volatility of its share prices. In addition, the successful use of derivatives draws upon skills and experience that are different from those needed to select the other securities in which the fund invests. Should interest rates, foreign currency exchange rates, or the prices of securities or financial indexes move in an unexpected manner, the fund may not achieve the desired benefit of these instruments, or may realize losses and be in a worse position than if the instruments had not been used. The fund could also experience losses if the prices of its derivative positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

SECURITIES OF OTHER INVESTMENT COMPANIES. The fund may acquire securities of other investment companies, including exchange-traded funds, subject to the limitations of the Investment Company Act of 1940 (IC Act). The fund's purchase of securities of other investment companies may result in the payment of additional management and distribution fees.

The fund may invest in shares of money market funds managed by Founders or its affiliates in excess of the limitations of the IC Act under the terms of an SEC exemptive order.

TEMPORARY DEFENSIVE INVESTMENTS. In times of unstable or adverse market or economic conditions, up to 100% of the fund's assets can be invested in temporary defensive instruments in an effort to enhance liquidity or preserve capital. Temporary defensive investments generally include cash, cash equivalents such as commercial paper, money market instruments, short-term debt securities, U.S. government securities, or repurchase agreements. The fund also could hold these types of securities pending the investment of proceeds from the sale of fund shares or portfolio securities, or to meet anticipated redemptions of fund shares. To the extent the fund invests defensively in these securities, it might not achieve its investment objective.

PORTFOLIO TURNOVER. The fund does not have any limitations regarding portfolio turnover. The fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates significantly in excess of 100%. A portfolio turnover rate of 100% is equivalent to the fund buying and selling all of the securities in its portfolio once during the course of a year. The portfolio turnover rate of the fund may be higher than other mutual funds with the same investment objective. Higher portfolio turnover rates increase the brokerage costs the fund pays and may adversely affect its performance.

If the fund realizes capital gains when it sells portfolio investments, it generally must pay those gains out to shareholders, increasing their taxable distributions. This may adversely affect the after-tax performance of the fund for shareholders with taxable accounts. The fund's portfolio turnover rates for prior years are included in the "Financial Highlights" section of this prospectus. The fund's current and future portfolio turnover rates may differ significantly from its historical portfolio turnover rates.

More about risk

Like all investments in securities, you risk losing money by investing in the fund. The fund's investments are subject to changes in their value from a number of factors.

* EMERGING MARKETS RISK. The fund invests in emerging markets. These are markets in countries that are considered to be in the initial stages of the industrial cycle. Such countries are subject to more economic, political, and business risk than major industrialized nations, and the securities issued by companies located there may have more volatile share prices and be less liquid than those of securities issued by companies in later stages of the industrial cycle.

* ADDITIONAL FOREIGN RISK. Some foreign companies may exclude U.S. investors, such as the fund, from participating in beneficial corporate actions, such as rights offerings. As a result, the fund may not realize the same value from a foreign investment as a shareholder residing in that country.

* STOCK MARKET RISK. The value of the stocks and other securities owned by the fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

* COMPANY RISK. The stocks in the fund's portfolio may not perform as expected. Factors that can negatively affect a particular stock's price include poor earnings reports by the issuer, loss of major customers or management team members, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry.

*    OPPORTUNITY  RISK.  There  is the  risk  of  missing  out on an  investment
     opportunity   because  the  assets  necessary  to  take  advantage  of  the opportunity are held in other investments.

* INVESTMENT STYLE RISK. Market performance tends to be cyclical, and during various cycles, certain investment styles may fall in and out of favor. The market may not favor the fund's growth style of investing, and the fund's returns may vary considerably from other equity funds using different investment styles.

                                                                     The Fund  5

MANAGEMENT

Founders serves as investment adviser to the fund and is responsible for selecting the fund's investments and handling its day-to-day business. Founders' corporate offices are located at 2930 East Third Avenue, Denver, Colorado 80206.

Founders and its predecessor companies have operated as investment advisers since 1938. Founders also serves as investment adviser to other series funds of Dreyfus Founders Funds, Inc. (the "company"), as well as investment adviser or sub-adviser to a number of other investment companies and private accounts. Founders is the growth specialist affiliate of The Dreyfus Corporation, a leading mutual fund complex with approximately $183 billion in over 200 mutual fund portfolios as of December 31, 2002. Founders and Dreyfus are investment subsidiaries of Mellon Financial Corporation, a global financial services company with approximately $2.9 trillion of assets under management, administration or custody, including approximately $581 billion under management as of December 31, 2002. Mellon provides financial services for institutions, corporations and individuals, offering institutional asset management, mutual funds, private wealth management, asset servicing, human resources services and treasury services. Mellon is headquartered in Pittsburgh, Pennsylvania.

In addition to managing the fund's investments, Founders also provides certain related administrative services to the fund. For these investment and administrative services, the fund pays Founders a management fee. The fund's management fee for the fiscal year ended December 31, 2002 was 0.75% of the fund's average daily net assets.

To facilitate day-to-day fund management, Founders uses a team system. Each team is composed of members of the investment department, including portfolio managers, research analysts and portfolio traders. Each individual shares ideas, information, knowledge and expertise to assist in the management of the fund. Daily decisions on security selection for the fund are made by the portfolio managers. Through participation in the team process, the managers use the input, research and recommendations of the rest of the management team in making purchase and sale decisions.


The fund is co-managed by two portfolio managers, Remi J. Browne and Daniel B. LeVan. Each is a chartered financial analyst and has been employed by Founders since March 2003. Mr. Browne also is senior vice president and chief investment officer of international equities at Standish Mellon Asset Management Company, LLC ("Standish Mellon"), an affiliate of Founders, where he has been employed since 1996. Mr. LeVan, a vice president of Standish Mellon, is lead portfolio manager for global, international and European small-cap portfolios at Standish Mellon, where he has been employed since 1994.


Founders has a personal securities trading policy (the "Policy") which restricts the personal securities transactions of its employees. Its primary purpose is to ensure that personal trading by Founders employees does not disadvantage any Founders-managed fund. Founders portfolio managers and other investment personnel who comply with the Policy's preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be held in the fund(s) they advise.

FINANCIAL HIGHLIGHTS

The following tables describe the performance of each share class for the three years ended December 31, 2002. Certain information reflects financial results for a single fund share. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The financial information has been independently audited by PricewaterhouseCoopers LLP, whose report and the fund's financial statements are included in the fund's 2002 annual report, which is available upon request.

                                                                                             YEAR ENDED DECEMBER 31,
 CLASS A                                                                               2002             2001              2000
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($):
 Net asset value -- beginning of period                                                 10.03            14.42            19.88
 Income from investment operations:       Net investment income (loss)(1)                0.01             0.00           (0.03)
                                          Net (losses) on securities
                                          (both realized and unrealized)               (2.84)           (4.39)           (3.53)
 Total from investment operations                                                      (2.83)           (4.39)           (3.56)
 Less distributions:                      From net investment income                   (0.01)             0.00             0.00
                                          From net realized gains                        0.00             0.00           (1.90)
 Total distributions                                                                   (0.01)             0.00           (1.90)
 Net asset value -- end of period                                                        7.19            10.03            14.42
 Total Return (%)(2)                                                                  (28.19)          (30.44)          (17.60)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA (%):
 Net expenses to average net assets(3,4)                                                 1.40             1.44             1.77
 Gross expenses to average net assets(3,4)                                               1.40             1.46             1.82
 Net investment income (loss) to average net assets(4)                                   0.13           (0.74)           (0.36)
 Portfolio turnover rate (%)(5)                                                           220              213              184
------------------------------------------------------------------------------------------------------------------------------------
 Net assets -- end of period ($ x 1,000)                                               18,217           29,151            4,434

(1) NET INVESTMENT INCOME (LOSS) FOR THE YEAR ENDED DECEMBER 31, 2001 AGGREGATED LESS THAN $0.01 ON A PER-SHARE BASIS.

(2) SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.

(3) RATIO OF NET EXPENSES TO AVERAGE NET ASSETS REFLECTS REDUCTIONS IN A FUND'S EXPENSES THROUGH THE USE OF BROKERAGE COMMISSIONS AND CUSTODIAL AND TRANSFER AGENT CREDITS. RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS IS THE TOTAL OF A FUND'S OPERATING EXPENSES BEFORE EXPENSE OFFSET ARRANGEMENTS AND EARNINGS CREDITS DIVIDED BY ITS AVERAGE NET ASSETS FOR THE STATED PERIOD.

(4) CERTAIN FEES WERE REIMBURSED BY THE MANAGEMENT COMPANY OR ITS AFFILIATES FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001. HAD THESE FEES NOT BEEN REIMBURSED, THE NET EXPENSE RATIOS WOULD HAVE BEEN 2.18% (2002) AND 1.76% (2001). THE GROSS EXPENSE RATIOS WOULD HAVE BEEN 2.18% (2002) AND 1.78% (2001). THE NET INVESTMENT
(LOSS) RATIOS WOULD HAVE BEEN (0.65%) (2002) AND (1.06%) (2001).

(5) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                     The Fund  7

                                                                                                YEAR ENDED DECEMBER 31,
 CLASS B                                                                               2002             2001              2000
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($):
 Net asset value -- beginning of period                                                  9.87            14.29            19.88
 Income from investment operations:       Net investment (loss)                        (0.11)           (0.12)           (0.09)
                                          Net (losses) on securities
                                          (both realized and unrealized)               (2.73)           (4.30)           (3.60)
 Total from investment operations                                                      (2.84)           (4.42)           (3.69)
 Less distributions:                      From net investment income                     0.00             0.00            0.00(
                                          From net realized gains                        0.00             0.00           (1.90)
 Total distributions                                                                     0.00             0.00           (1.90)
 Net asset value -- end of period                                                        7.03             9.87            14.29
 Total Return (%)(1)                                                                  (28.77)          (30.93)          (18.27)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA (%):
 Net expenses to average net assets(2,3)                                                 2.15             2.26             2.52
 Gross expenses to average net assets(2,3)                                               2.16             2.28             2.57
 Net investment (loss) to average net assets(3)                                        (0.61)           (1.03)           (1.18)
 Portfolio turnover rate(4)                                                               220              213              184
------------------------------------------------------------------------------------------------------------------------------------
 Net assets -- end of period ($ x 1,000)                                                2,201            3,786            5,129

(1) SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.

(2) RATIO OF NET EXPENSES TO AVERAGE NET ASSETS REFLECTS REDUCTIONS IN A FUND'S EXPENSES THROUGH THE USE OF BROKERAGE COMMISSIONS
AND CUSTODIAL AND TRANSFER AGENT
CREDITS. RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS IS THE TOTAL OF A FUND'S OPERATING EXPENSES BEFORE EXPENSE OFFSET
ARRANGEMENTS AND EARNINGS CREDITS DIVIDED BY ITS AVERAGE NET ASSETS FOR THE STATED PERIOD.

(3) CERTAIN FEES WERE REIMBURSED BY THE MANAGEMENT COMPANY OR ITS AFFILIATES FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001. HAD THESE FEES NOT BEEN REIMBURSED, THE NET EXPENSE RATIOS WOULD HAVE BEEN 2.90% (2002) AND 2.65% (2001). THE GROSS EXPENSE RATIOS WOULD HAVE BEEN 2.91% (2002) AND 2.67% (2001). THE NET INVESTMENT
(LOSS) RATIOS WOULD HAVE BEEN (1.36%) (2002) AND (1.42%) (2001).

(4) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                           YEAR ENDED DECEMBER 31,
 CLASS  C                                                                              2002             2001              2000
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($):
 Net asset value -- beginning of period                                                  9.86            14.27            19.88
 Income from investment operations:       Net investment (loss)                        (0.29)           (0.16)           (0.07)
                                          Net (losses) on securities
                                          (both realized and unrealized)               (2.55)           (4.25)           (3.64)
 Total from investment operations                                                      (2.84)           (4.41)           (3.71)
 Less distributions:                      From net investment income                     0.00             0.00             0.00
                                          From net realized gains                        0.00             0.00           (1.90)
 Total distributions                                                                     0.00             0.00           (1.90)
 Net asset value -- end of period                                                        7.02             9.86            14.27
 Total Return (%)(1)                                                                  (28.80)          (30.90)          (18.37)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA (%):
 Net expenses to average net assets(2,3)                                                 2.15             2.26             2.50
 Gross expenses to average net assets(2,3)                                               2.16             2.29             2.55
 Net investment (loss) to average net assets(3)                                        (0.63)           (0.99)           (1.18)
 Portfolio turnover rate(4)                                                               220              213              184
------------------------------------------------------------------------------------------------------------------------------------
 Net assets -- end of period ($ x 1,000)                                                  532            1,429            2,635

(1) SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.

(2) RATIO OF NET EXPENSES TO AVERAGE NET ASSETS REFLECTS REDUCTIONS IN A FUND'S EXPENSES THROUGH THE USE OF BROKERAGE COMMISSIONS
AND CUSTODIAL AND TRANSFER AGENT
CREDITS. RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS IS THE TOTAL OF A FUND'S OPERATING EXPENSES BEFORE EXPENSE OFFSET ARRANGEMENTS AND EARNINGS CREDITS DIVIDED BY ITS AVERAGE NET ASSETS FOR THE STATED PERIOD.

(3) CERTAIN FEES WERE REIMBURSED BY THE MANAGEMENT COMPANY OR ITS AFFILIATES FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001. HAD THESE FEES NOT BEEN REIMBURSED, THE NET EXPENSE RATIOS WOULD HAVE BEEN 3.10% (2002) AND 2.83% (2001). THE GROSS EXPENSE RATIOS WOULD HAVE BEEN 3.11% (2002) AND 2.85% (2001). THE NET INVESTMENT
(LOSS) RATIOS WOULD HAVE BEEN (1.58%) (2002) AND (1.56%) (2001).
..

(4) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                     The Fund  9

                                                                                               YEAR ENDED DECEMBER 31,
 CLASS R                                                                               2002             2001              2000
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($):
 Net asset value -- beginning of period                                                 10.08            14.45            19.88
 Income from investment operations:       Net investment income (loss)(1)                0.02             0.00           (0.01)
                                          Net (losses) on securities
                                          (both realized and unrealized)               (2.85)           (4.37)           (3.52)
 Total from investment operations                                                      (2.83)           (4.37)           (3.53)
 Less distributions:                      From net investment income                   (0.03)             0.00            0.00(
                                          From net realized gains                        0.00             0.00           (1.90)
 Total distributions                                                                   (0.03)             0.00           (1.90)
 Net asset value -- end of period                                                        7.22            10.08            14.45
 Total Return (%)                                                                     (28.10)          (30.24)          (17.45)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA (%):
 Net expenses to average net assets(2,3)                                                 1.15             1.26             1.53
 Gross expenses to average net assets(2,3)                                               1.16             1.28             1.63
 Net investment income (loss) to average net assets(3)                                   0.27           (0.04)           (0.40)
 Portfolio turnover rate(4)                                                               220              213              184
------------------------------------------------------------------------------------------------------------------------------------
 Net assets -- end of period ($ x 1,000)                                                2,470            6,102            2,716

(1) NET INVESTMENT INCOME (LOSS) FOR THE YEAR ENDED DECEMBER 31, 2001 AGGREGATED LESS THAN $0.01 ON A PER-SHARE BASIS.

(2) RATIO OF NET EXPENSES TO AVERAGE NET ASSETS REFLECTS REDUCTIONS IN A FUND'S EXPENSES THROUGH THE USE OF BROKERAGE COMMISSIONS
AND CUSTODIAL AND TRANSFER AGENT
CREDITS. RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS IS THE TOTAL OF A FUND'S OPERATING EXPENSES BEFORE EXPENSE OFFSET ARRANGEMENTS AND EARNINGS CREDITS DIVIDED BY ITS AVERAGE NET ASSETS FOR THE STATED PERIOD.

(3) CERTAIN FEES WERE REIMBURSED BY THE MANAGEMENT COMPANY OR ITS AFFILIATES FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001. HAD THESE FEES NOT BEEN REIMBURSED, THE NET EXPENSE RATIOS WOULD HAVE BEEN 1.70% (2002) AND 1.55% (2001). THE GROSS EXPENSE RATIOS WOULD HAVE BEEN 1.71% (2002) AND 1.57% (2001). THE NET INVESTMENT
(LOSS) RATIOS WOULD HAVE BEEN (0.28%) (2002) AND (0.33%) (2001).

(4) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                               YEAR ENDED DECEMBER 31,
 CLASS T                                                                               2002             2001              2000
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($):
 Net asset value -- beginning of period                                                  9.97            14.37            19.88
 Income from investment operations:       Net investment (loss)                        (0.10)           (0.09)           (0.06)
                                          Net (losses) on securities
                                          (both realized and unrealized)               (2.73)           (4.31)           (3.55)
 Total from investment operations                                                      (2.83)           (4.40)           (3.61)
 Less distributions:                      From net investment income                     0.00             0.00            0.00(
                                          From net realized gains                        0.00             0.00           (1.90)
 Total distributions                                                                     0.00             0.00           (1.90)
 Net asset value -- end of period                                                        7.14             9.97            14.37
 Total Return (%)(1)                                                                  (28.39)          (30.62)          (17.85)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA (%):
 Net expenses to average net assets(2,3)                                                 1.65             1.77             1.98
 Gross expenses to average net assets(2,3)                                               1.65             1.80             2.03
 Net investment (loss) to average net assets(3)                                        (0.12)           (0.53)           (0.70)
 Portfolio turnover rate(4)                                                               220              213              184
------------------------------------------------------------------------------------------------------------------------------------
 Net assets -- end of period ($ x 1,000)                                                  158              343              654

(1) SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.

(2) RATIO OF NET EXPENSES TO AVERAGE NET ASSETS REFLECTS REDUCTIONS IN A FUND'S EXPENSES THROUGH THE USE OF BROKERAGE COMMISSIONS AND CUSTODIAL AND TRANSFER AGENT CREDITS. RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS IS THE TOTAL OF A FUND'S OPERATING EXPENSES BEFORE EXPENSE OFFSET ARRANGEMENTS AND EARNINGS CREDITS DIVIDED BY ITS AVERAGE NET ASSETS FOR THE STATED PERIOD.

(3) CERTAIN FEES WERE REIMBURSED BY THE MANAGEMENT COMPANY OR ITS AFFILIATES FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001. HAD THESE FEES NOT BEEN REIMBURSED, THE NET EXPENSE RATIOS WOULD HAVE BEEN 4.00% (2002) AND 2.83% (2001). THE GROSS EXPENSE RATIOS WOULD HAVE BEEN 4.00% (2002) AND 2.86% (2001). THE NET INVESTMENT
(LOSS) RATIOS WOULD HAVE BEEN (2.47%) (2002) AND (1.59%) (2001).

(4) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                    The Fund  11

Your Investment

                                ACCOUNT POLICIES

THE CLASSES OF THE FUND OFFERED by this prospectus are designed primarily for people who are investing through a third party, such as a bank, broker-dealer or financial adviser, or in a 401(k) or other retirement plan. Third parties with whom you open a fund account may impose policies, limitations and fees which are different from those described herein.

YOU WILL NEED TO CHOOSE A SHARE CLASS before making your initial investment. In making your choice, you should weigh the impact of all potential costs over the length of your investment, including sales charges and annual fees. For example, in some instances, it can be more economical to pay an initial sales charge than to choose a class with no initial sales charge but with higher annual fees and a contingent deferred sales charge (CDSC).

Reduced Class A and Class T sales charge

LETTER OF INTENT: lets you purchase Class A and Class T shares over a 13-month period at the same sales charge as if all shares had been purchased at once.

RIGHT OF ACCUMULATION: lets you add the value of any shares you own in this fund, and any other Dreyfus Founders fund or any Dreyfus Premier fund sold with a sales load, to the amount of your next Class A or Class T investment for purposes of calculating the sales charge.

CONSULT THE STATEMENT OF ADDITIONAL INFORMATION (SAI) OR YOUR FINANCIAL REPRESENTATIVE FOR MORE DETAILS.

IN SELECTING A CLASS, consider the following:

* CLASS A SHARES may be appropriate for investors who prefer to pay the fund's sales charge up front rather than upon the sale of their shares, want to take advantage of the reduced sales charges available on larger investments, and/or have a longer-term investment horizon. Class A shares have no Rule 12b-1 fee.

* CLASS B SHARES may be appropriate for investors who wish to avoid a front-end sales charge, put 100% of their investment dollars to work immediately, and/or have a longer-term investment horizon. Class B shares convert automatically to Class A shares after the Class B shares are held for six years.

* CLASS C SHARES may be appropriate for investors who wish to avoid a front-end sales charge, put 100% of their investment dollars to work immediately, and/or have a shorter-term investment horizon.

* CLASS R SHARES are designed for eligible institutions on behalf of their clients. Individuals may not purchase these shares directly.

* CLASS T SHARES may be appropriate for investors who prefer to pay the fund's sales charge up front rather than upon the sale of their shares, want to take advantage of the reduced sales charges available on larger investments, and have a shorter-term investment horizon. Because Class A has lower expenses than Class T, if you invest $1 million or more in the fund, you should consider buying Class A shares.

Your financial representative can help you choose the share class that is appropriate for you.

Share class charges

EACH SHARE CLASS has its own fee structure. In some cases, you may not have to pay a sales charge or may qualify for a reduced sales charge to buy or sell shares. Consult your financial representative or refer to the SAI to see whether this may apply to you.
--------------------------------------------------------------------------------
Sales charges

CLASS A AND CLASS T -- CHARGED WHEN YOU BUY SHARES

                                                     Sales charge                              Sales charge
                                                     deducted as a %                           as a % of your
Your investment                                      of offering price                         net investment
------------------------------------------------------------------------------------------------------------------------------------
                                                     Class A             Class T                Class A             Class T
------------------------------------------------------------------------------------------------------------------------------------
Up to $49,999                                        5.75%               4.50%                  6.10%               4.70%
$50,000 -- $99,999                                   4.50%               4.00%                  4.70%               4.20%
$100,000 -- $249,999                                 3.50%               3.00%                  3.60%               3.10%
$250,000 -- $499,999                                 2.50%               2.00%                  2.60%               2.00%
$500,000 -- $999,999                                 2.00%               1.50%                  2.00%               1.50%
$1 million or more*                                  0.00%               0.00%                  0.00%               0.00%

* A 1.00% CDSC may be charged on any shares sold within one year of purchase (except shares bought through dividend reinvestment).

Class A shares also carry an annual shareholder services fee of 0.25% of the class's average daily net assets.

Class T shares also carry an annual Rule 12b-1 fee of 0.25% and a shareholder services fee of 0.25% of the class's average daily net assets.
--------------------------------------------------------------------------------
CLASS B -- CHARGED WHEN YOU SELL SHARES

                                    CDSC as a % of your initial
Years since                         investment or your redemption
purchase was made                   (whichever is less)
--------------------------------------------------------------------------------
Up to 2 years                       4.00%
2 -- 4 years                        3.00%
4 -- 5 years                        2.00%
5 -- 6 years                        1.00%
More than 6 years                   Shares will automatically convert
                                    to Class A, which has no CDSC

Class B shares also carry an annual Rule 12b-1 fee of 0.75% and a shareholder services fee of 0.25% of the class's average daily net assets.
--------------------------------------------------------------------------------
CLASS C -- CHARGED WHEN YOU SELL SHARES

A 1.00% CDSC is imposed on redemptions made within the first year of purchase. Class C shares also carry an annual Rule 12b-1 fee of 0.75% and a shareholder services fee of 0.25% of the class's average daily net assets.
--------------------------------------------------------------------------------
CLASS R -- NO SALES CHARGE, RULE 12B-1 FEE OR SHAREHOLDER SERVICES FEE

Buying shares

THE NET ASSET VALUE (NAV) of each class is generally calculated as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4 p.m. Eastern time) every day the NYSE is open. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. NAV is not calculated, and you may not conduct fund transactions, on days the NYSE is closed (generally weekends and New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day). However, the fund may conduct portfolio transactions on those days, particularly in foreign markets. Those transactions, and changes in the value of the fund's foreign securities holdings on such days, may affect the value of fund shares on days when you are not able to purchase, exchange, or redeem shares.

THE FUND USES PRICING SERVICES to determine the market value of the securities in its portfolio. If market quotations are not readily available, the fund's securities or other assets are valued at fair value as determined in good faith by the fund's board of directors, or pursuant to procedures approved by the board. These situations may include instances where an event occurs after the close of the market on which a security is traded, and it is determined that the event has materially affected the value of the security. In such instances, the valuation assigned to the security for purposes of calculating the fund's NAV may differ from the security's most recent closing market price, and from the prices for the security used by other mutual funds to calculate their NAVs. The NAV of your shares when you redeem them may be more or less than the price you originally paid, depending primarily upon the fund's investment performance.

                                                             Your Investment  13

ORDERS TO BUY AND SELL SHARES received by dealers by the close of trading on the NYSE and transmitted to the distributor or its designee by the close of its business day (normally 5:15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.
--------------------------------------------------------------------------------
Minimum investments
                                   Initial         Additional
--------------------------------------------------------------------------------
REGULAR ACCOUNTS                   $1,000          $100; $500 FOR DREYFUS
                                                   TELETRANSFER INVESTMENTS

TRADITIONAL IRAS                   $750            NO MINIMUM

SPOUSAL IRAS                       $750            NO MINIMUM

ROTH IRAS                          $750            NO MINIMUM

EDUCATION SAVINGS                  $500            NO MINIMUM
ACCOUNTS                                           AFTER THE FIRST YEAR

AUTOMATIC                          $100            $100
INVESTMENT PLANS

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum Dreyfus TeleTransfer purchase is $150,000 per day.


Key concepts

NET ASSET VALUE (NAV): the market value of one fund share, computed by dividing the total net assets of a fund or class by its shares outstanding. The fund's Class A and Class T shares are offered to the public at NAV plus a sales charge. Classes B, C, and R are offered at NAV, but Classes B and C are generally subject to higher annual operating expenses and a CDSC.

Selling shares

YOU MAY SELL (REDEEM) SHARES AT ANY TIME. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Your order will be processed promptly, and you will generally receive the proceeds within a week.

TO KEEP YOUR CDSC AS LOW AS POSSIBLE, each time you request to sell shares, we will first sell shares that are not subject to a CDSC, and then sell those subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. There are certain instances when you may qualify to have the CDSC waived. Consult your financial representative or the SAI for details.

BEFORE SELLING SHARES RECENTLY PURCHASED by check, Dreyfus TeleTransfer or Automatic Asset Builder, please note that:

* if you send a written request to sell such shares, the fund may delay sending the proceeds for up to eight business days following the purchase of those shares

* the fund will not process wire, telephone, online or Dreyfus TeleTransfer redemption requests for up to eight business days following the purchase of those shares

Limitations on selling shares  by phone or online

Proceeds                    Minimum                   Maximum
sent by                     phone/online              phone/online
--------------------------------------------------------------------------------

CHECK*                      NO MINIMUM                $250,000 PER DAY

WIRE                        $1,000                    $500,000 FOR JOINT
                                                      ACCOUNTS EVERY 30 DAYS/
                                                      $20,000 PER DAY

DREYFUS                     $500                      $500,000 FOR JOINT
TELETRANSFER                                          ACCOUNTS EVERY 30 DAYS/
                                                      $20,000 PER DAY

* NOT AVAILABLE ONLINE ON ACCOUNTS WHOSE ADDRESS HAS BEEN CHANGED WITHIN THE LAST 30 DAYS.

Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

* amounts of $10,000 or more on accounts whose address has been changed within the last 30 days

*  requests to send the proceeds to a different payee or address

*  written sell orders of $100,000 or more

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

                                                             Your Investment  15

General policies

UNLESS YOU DECLINE TELESERVICE PRIVILEGES on your application, the fund's transfer agent is authorized to act on telephone or online instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine. You may be responsible for any fraudulent telephone or online orders as long as the fund's transfer agent takes reasonable measures to confirm that instructions are genuine.

THE FUND RESERVES THE RIGHT TO:

* refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year)

* refuse any purchase or exchange request in excess of 1% of the fund's total assets

* change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

*    change its minimum investment amounts

* delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

The fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).

Market timers

MARKET TIMING or other abusive trading practices are not permitted in the fund.

EXCESSIVE, SHORT-TERM MARKET TIMING or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, Founders and the fund's distributor reserve the right to reject any purchase order (including exchanges) from any investor believed to have a history of abusive trading or whose trading, in Founders' or the distributor's judgment, has been or may be disruptive to the fund. In making this judgment, Founders and the distributor may consider trading done in multiple accounts under common ownership or control. The fund also reserves the right to delay delivery of your redemption proceeds up to seven days, or to honor certain redemptions with securities, rather than cash, as discussed above.

Small account policy

If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 60 days, the fund may close your account and send you the proceeds to the address on record.

DISTRIBUTIONS AND TAXES

THE FUND INTENDS TO DISTRIBUTE tax-based net realized investment income and any tax-based net realized capital gains on an annual basis each December. From time to time, the fund may make distributions in addition to those described above.

EACH SHARE CLASS WILL GENERATE a different distribution because each has different expenses. Your distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

FUND DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE to most investors (unless your investment is an IRA or other tax-advantaged account). High portfolio turnover and more volatile markets can result in taxable distributions to shareholders, regardless of whether their shares increased in value. The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash. In general, distributions are taxable at the federal level as follows:
--------------------------------------------------------------------------------
Taxability of distributions

Type of                    Tax rate for             Tax rate for
distribution               10% or 15% bracket       27% bracket or above
--------------------------------------------------------------------------------

INCOME                     ORDINARY                 ORDINARY
DIVIDENDS                  INCOME RATE              INCOME RATE

SHORT-TERM                 ORDINARY                 ORDINARY
CAPITAL GAINS              INCOME RATE              INCOME RATE

LONG-TERM
CAPITAL GAINS              8%/10%                   18%/20%

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Taxes on transactions

Except for tax-advantaged accounts, any sale or exchange of fund shares may generate a tax liability. Withdrawals or distributions from tax-deferred accounts are taxable when received.

The table at left also can provide a guide for potential tax liability when selling or exchanging fund shares. "Short-term capital gains" applies to fund shares sold or exchanged up to 12 months after buying them. "Long-term capital gains" applies to shares sold or exchanged after 12 months; the lower rate applies to shares held more than five years and, for the 27% or above tax bracket, purchased after December 31, 2000.

                                                             Your Investment  17

SERVICES FOR FUND INVESTORS

THE THIRD PARTY THROUGH WHOM YOU PURCHASED fund shares may impose different restrictions on these services and privileges offered by the fund, or it may not make them available at all. Consult your financial representative for more information on the availability of these services and privileges.

Automatic services

BUYING OR SELLING SHARES AUTOMATICALLY is easy with the services described below. With each service, you may select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application, or by calling your financial representative or 1-800-554-4611.
--------------------------------------------------------------------------------

For investing

DREYFUS AUTOMATIC                For making automatic investments
ASSET  BUILDER((reg.tm))         from a designated bank account.

DREYFUS PAYROLL                  For making  automatic  investments
SAVINGS PLAN                     through payroll deduction.

DREYFUS  GOVERNMENT              For making  automatic  investments
DIRECT DEPOSIT                   from your federal employment,
PRIVILEGE                        Social Security or other regular
                                 federal government check.

DREYFUS DIVIDEND                 For automatically reinvesting
SWEEP                            the dividends and distributions
                                 from the fund  into  another  Dreyfus  Founders
                                 fund or Dreyfus Premier fund (not available for
                                 IRAs).
--------------------------------------------------------------------------------
For exchanging shares

DREYFUS AUTO-EXCHANGE For making regular exchanges from PRIVILEGE the fund into another Dreyfus Founders fund or Dreyfus Premier fund.
--------------------------------------------------------------------------------
For selling shares

DREYFUS  AUTOMATIC               For making  regular  withdrawals
WITHDRAWAL  PLAN                 from most funds.

                                 There will be no CDSC on Class B shares, as long as the amount of any withdrawal does not exceed an annual rate of 12% of the greater of the account value at the time of the first withdrawal under the plan, or at the time of the subsequent withdrawal.

Exchange privilege

YOU CAN EXCHANGE SHARES WORTH $500 OR MORE (no minimum for retirement accounts) from one class of the fund into the same class of another Dreyfus Founders fund or Dreyfus Premier fund. You can also exchange Class T shares into Class A shares of certain Dreyfus Premier fixed-income funds. You can request your exchange by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange generally has the same privileges as your original account (as long as they are available). There is currently no fee for exchanges.

Dreyfus TeleTransfer privilege

TO MOVE MONEY between your bank account and your mutual fund account with a phone call or online, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and by following the instructions on your application, or by contacting your financial representative.

Reinvestment privilege

UPON WRITTEN REQUEST, you can reinvest up to the number of Class A, B or T shares you redeemed within 45 days of selling them at the current share price without any sales charge. If you paid a CDSC, it will be credited back to your account. This privilege may be used only once.

Account statements

EVERY FUND SHAREHOLDER automatically receives regular account statements. You will also be sent an annual statement detailing the tax characteristics of any dividends and distributions you have received.

Brokerage allocation

Subject to the policy of seeking the best execution of orders at the most favorable prices, sales of fund shares may be considered as a factor in the selection of brokerage firms to execute fund portfolio transactions. The SAI further explains the selection of brokerage firms.

INSTRUCTIONS FOR REGULAR ACCOUNTS
--------------------------------------------------------------------------
                       TO OPEN AN       TO ADD TO AN     TO SELL SHARES
                         ACCOUNT           ACCOUNT
--------------------------------------------------------------------------
IN WRITING         Complete the     Fill out an      Write a letter
                   application.     investment       of instruction
[Graphic: Pen]     Mail your        slip, and write  that includes:
                   application and  your account     o     your
                   a check to:      number on your      name(s) and
                   Dreyfus          check.              signature(s)
                   Founders Funds,  Mail the slip    o     your
                   Inc.             and the check       account number
                   International    to:              o
                   Equity Fund      Dreyfus             International
                   P.O. Box 9268    Founders Funds,     Equity Fund
                   Boston, MA       Inc.             o     the dollar
                   02205-8502       International       amount you
                   Attn:            Equity Fund         want to sell
                   Institutional    P.O. Box 9268    o     the share
                   Processing       Boston, MA          class
                                    02205-8502       o     how and
                                    Attn:               where to send
                                    Institutional       the proceeds
                                    Processing       Obtain a
                                                     signature    guarantee   or
                                                     other   documentation,   if
                                                     required    (see   "Account
                                                     Policies      -     Selling
                                                     Shares").

                                                     Mail your
                                                     request to:
                                                     Dreyfus Founders
                                                     Funds, Inc.
                                                     P.O. Box 9268
                                                     Boston, MA
                                                     02205-8502
                                                     Attn:
                                                     Institutional
                                                     Processing
-----------------------------------------------------------------------
BY TELEPHONE       o     WIRE.      o     WIRE.      WIRE.  Call us
                      Have your        Have your     or your
[Graphic:             bank send        bank send     financial
Telephone]            your             your          representative
                      investment       investment    to request your
                      to Boston        to Boston     transaction.  Be
                      Safe             Safe          sure the fund
                      Deposit  &       Deposit  &    has your bank
                      Trust Co.,       Trust Co.,    account
                      with these       with these    information on
                      instructions:    instructions: file.  Proceeds
                   o     ABA        o     ABA        will be wired to
                      #011001234       #011001234    your bank.
                   o     DDA        o     DDA
                      #046590          #046590       DREYFUS
                   o     EEC code   o     EEC code   TELETRANSFER.
                      5660             5660          Call us or your
                   o                o                financial
                      International    International representative
                      Equity Fund      Equity Fund   to request your
                   o     the share  o     the share  transaction.  Be
                      class            class         sure the fund
                   o     your       o     your       has your bank
                      Social           account       account
                      Security or      number        information on
                      tax ID number o     name(s)    file.  Proceeds
                   o     name(s)       of            will be sent to
                      of               investor(s)   your bank by
                      investor(s)   o     dealer     electronic check.
                   o     dealer        number, if
                      number, if       applicable    CHECK.  Call us
                      applicable    ELECTRONIC       or your
                                    CHECK. Same as financial o Call us wire, but
                   representative
                      to obtain an  before your      to request your
                      account       account number   transaction.  A
                      number.       insert "360"     check will be
                      Return your   for Class A,     sent to the
                      application   "361" for Class  address of
                      with the      B, "362" for     record.
                      account       Class C,  "363"
                      number on     for Class R, or
                      the           "364" for Class
                      application.  T.

                                    o     DREYFUS
                                       TELETRANSFER.
                                       Request
                                       Dreyfus
                                       TeleTransfer
                                       on your
                                       application.
                                       Call us to
                                       request your
                                       transaction.
-----------------------------------------------------------------------

To open an account, make subsequent investments or sell shares, please contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: DREYFUS FOUNDERS FUNDS, INC.

Key concepts

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire transfers from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

                                                             Your Investment  19

--------------------------------------------------------------------------
                       TO OPEN AN       TO ADD TO AN     TO SELL SHARES
                         ACCOUNT           ACCOUNT
--------------------------------------------------------------------------
ONLINE             -----            DREYFUS          WIRE.  Visit the
(WWW.DREYFUS.COM)                   TELETRANSFER.    Dreyfus Web site
                                    Request Dreyfus  to request your
[Graphic:  Mouse]                   TeleTransfer on  transaction.  Be
                                    your             sure the fund
                                    application.     has your bank
                                    Visit the        account
                                    Dreyfus Web      information on
                                    site to request  file.  Proceeds
                                    your             will be wired to
                                    transaction.     your bank.

                                                     DREYFUS TELETRANSFER. Visit
                                                     the  Dreyfus  Web  site  to
                                                     request  your  transaction.
                                                     Be sure  the  fund has your
                                                     bank account information on
                                                     file. Proceeds will be sent
                                                     to your bank by  electronic
                                                     check.

                                                     CHECK.  Visit  the  Dreyfus
                                                     Web  site to  request  your
                                                     transaction.  A check  will
                                                     be sent to the  address  of
                                                     record.
-----------------------------------------------------------------------
AUTOMATICALLY      WITH AN INITIAL  ALL SERVICES.    DREYFUS
                   INVESTMENT.      Call us or your  AUTOMATIC
[Graphic:          Indicate on      financial        WITHDRAWAL
Calendar]          your             representative   Plan.  Call us
                   application      to request a     or your
                   which automatic  form to add any  financial
                   service(s) you   automatic        representative
                   want.  Return    investing        to request a
                   your             service (see     form to add the
                   application      "Services for    plan.  Complete
                   with your        Fund             the form,
                   investment.      Investors").     specifying the
                                    Complete and     amount and
                                    return the form  frequency of
                                    along with any   withdrawals you
                                    other required   would like.
                                    materials.
                                                     Be  sure  to   maintain  an
                                                     account  balance  of $5,000
                                                     or more.
-----------------------------------------------------------------------

INSTRUCTIONS FOR IRAS
--------------------------------------------------------------------------
                       TO OPEN AN       TO ADD TO AN     TO SELL SHARES
                         ACCOUNT           ACCOUNT
--------------------------------------------------------------------------
IN WRITING         Complete an IRA  Fill out an      Write a letter
                   application,     investment       of instruction
[Graphic: Pen]     making sure to   slip, and write  that includes:
                   specify the      your account     o     your name
                   fund name and    number on your      and signature
                   to indicate the  check.           o     your
                   year the         Indicate the        account
                   contribution is  year the            number
                   for.             contribution is  o
                   Mail your        for.                International
                   application and  Mail the slip       Equity Fund
                   a check to:      and the check    o     the
                   The Dreyfus      to:                 dollar
                   Trust Company,   The Dreyfus         amount you
                   Custodian        Trust Company,      want to sell
                   P.O. Box 9552    Custodian        o     the share
                   Boston, MA       P.O. Box 9552       class
                   02205-8568       Boston, MA       o     how and
                   Attn:            02205-8568          where to
                   Institutional    Attn:               send the
                   Processing       Institutional       proceeds
                                    Processing       o     whether
                                                        the
                                                        distribution
                                                        is qualified
                                                        or premature
                                                     o     whether
                                                        the 10%
                                                        TEFRA should
                                                        be withheld
                                                     Obtain     a      signature
                                                     guarantee      or     other
                                                     documentation,  if required
                                                     (see  "Account  Policies  -
                                                     Selling Shares").

                                                     Mail your
                                                     request to:
                                                     The Dreyfus
                                                     Trust Company
                                                     P.O. Box 9552
                                                     Boston, MA
                                                     02205-8568
                                                     Attn:
                                                     Institutional
                                                     Processing
----------------------------------------------------------------------
BY TELEPHONE       -----            WIRE.  Have      -----
                                    your bank send
[Graphic:                           your investment
Telephone]                          to Boston Safe
                                    Deposit & Trust
                                    Co., with these
                                    instructions:
                                    o     ABA #
                                       011001234
                                    o     DDA
                                       #046590
                                    o     EEC code
                                      5660
                                    o  International
                                       Equity Fund
                                    o  the share
                                      class
                                    o     your
                                       account
                                       number
                                    o     name(s)
                                       of
                                       investor(s) o dealer
                                       number, if
                                       applicable   ELECTRONIC  CHECK.  Same  as
                                    wire,  but before your account number insert
                                    "360" for Class A,  "361" for Class B, "362"
                                    for Class C, "363" for Class R, or "364" for
                                    Class T.
----------------------------------------------------------------------
AUTOMATICALLY      -----            ALL SERVICES.    SYSTEMATIC
                                    Call us or your  WITHDRAWAL
[Graphic:                           financial        Plan.  Call us
Calendar]                           representative   to request
                                    to request a     instructions to
                                    form to add any  establish the
                                    automatic        plan.
                                    investing
                                    service (see
                                    "Services for
                                    Fund
                                    Investors").
                                    Complete and
                                    return the form
                                    along with any
                                    other required
                                    materials.  All
                                    contributions
                                    will count as
                                    current year
                                    contributions.
----------------------------------------------------------------------

For information and assistance, contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: THE DREYFUS TRUST COMPANY, CUSTODIAN.

                                                             Your Investment  21

NOTES

[Application page 1]

[Application page 2]

NOTES

For More Information

Dreyfus Founders International Equity Fund

                    A series of Dreyfus Founders Funds, Inc.
---------------------------------------

SEC file number:  811-01018

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund's performance, lists portfolio holdings, and contains the fund's financial statements and information from the fund's portfolio managers about market conditions, economic trends and fund strategies that significantly affected the fund's performance during the period.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission and is incorporated by reference and legally considered a part of this prospectus.

To obtain information:

BY TELEPHONE Call your financial representative or 1-800-554-4611

BY MAIL Write to: Dreyfus Founders Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

ON THE INTERNET Text only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov

BY E-MAIL, MAIL OR IN PERSON from the Securities and Exchange Commission (you will pay a copying fee):

E-mail the Securities and Exchange Commission at publicinfo@sec.gov

Visit or write: SEC's Public Reference Section Washington, DC 20549-0102 1-202-942-8090

Dreyfus Founders Funds are managed by Founders Asset Management LLC.

Founders and Founders Funds are registered trademarks of Founders Asset Management LLC.

(c) 2003 Dreyfus Service Corporation                                    360P0503